Interest	12 Months Ended
Mar. 31, 2013
Notes to Financial Statements
Interest

14 - INTEREST

	Year ended March 31, 2013	Year ended March 31, 2012	Year ended March 31, 2011
	$	$	$

Interest income	97,630	132,710	112,496
Interest expense	(7,688)	(7,829)	(4,218)
Total	89,942	124,891	108,278